TWO ROADS SHARED TRUST

Larkin Point Equity Preservation Fund

Redwood Managed Volatility Fund

West Shore Real Return Income Fund

Incorporated herein by reference is the definitive version of the prospectus for each of the Larkin Point Equity Preservation Fund, Redwood Managed Volatility Fund and West Shore Real Return Income Fund, respectively, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 25, 2013 (SEC Accession No. 0000910472-13-004396).